CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING REVENUES
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,969	$ 4,292	$ 5,585
Type of Revenue [Extensible List]	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember
COSTS OF REVENUES
Cost of goods and services sold	$ (1,494)	$ (1,846)	$ (2,335)
Type of Cost, Good or Service [Extensible List]	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember
GROSS PROFIT	$ 1,475	$ 2,446	$ 3,250
OPERATING EXPENSES
Product development and engineering expenses	(694)	(729)	(1,110)
Selling and marketing expenses	(1,451)	(1,623)	(1,644)
General and administrative expenses	(3,030)	(3,242)	(3,515)
Provision for expected credit losses (Note 6)	(1)	(7)	(2)
Operating Expenses	(5,176)	(5,601)	(6,271)
LOSS FROM OPERATIONS	(3,701)	(3,155)	(3,021)
NON-OPERATING INCOME (EXPENSES)
Interest income from financial institutions	1,667	1,609	559
Interest income on securities (Note 17)	296	202	159
Gain on disposal or receipt of principal repayment from investment in securities (Note 8)		76
Foreign exchange loss, net	(426)	(34)	(941)
Changes in the fair value of investment in equity securities recognized at fair value (Note 4)	(161)	(2,110)	409
Other	29	13	83
Nonoperating Income (Expense), Total	1,405	(244)	269
LOSS BEFORE INCOME TAXES	(2,296)	(3,399)	(2,752)
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	$ (2,296)	$ (3,399)	$ (2,752)
LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA
Basic	$ (0.21)	$ (0.31)	$ (0.25)
Diluted	$ (0.21)	$ (0.31)	$ (0.25)
WEIGHTED AVERAGE SHARES USED TO COMPUTE LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS (Note 2)
Basic	11,052	11,052	11,052
Diluted	11,052	11,052	11,052